INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials		$ 44	$ 53
Work in process		5	4
Finished goods		18	14
Inventory, Net	$ 82	$ 67	$ 71